Fees Summary	Jun. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 31,511,000
Previously Paid Amount	0.00
Total Fee Amount	4,351.67
Total Offset Amount	0.00
Net Fee	4,351.67
Narrative - Max Aggregate Offering Price	$ 31,511,000
Final Prospectus	true